STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

On November 16, 2015, the Company completed an IPO of 2,231,000 shares of Class A common stock, $0.01 par value. The Company sold 1,941,000 shares and selling stockholders sold 290,000 shares, which included 273,000 shares of Class A common stock that were issued upon the automatic conversion of an equal number of shares of Class B common stock as a result of the offering. All shares issued and sold in the IPO were registered under the Securities Act pursuant to a Registration Statement on Form S-1, which was declared effective by the SEC on November 10, 2015. The Company’s net proceeds were $38,945 after subtraction of underwriting discounts and commissions and offering expenses.

Preferred stock

The Company’s articles of incorporation provide for the issuance of 10,000,000 shares of preferred stock. At December 31, 2015 the Company had 16,372 shares of Series C, senior non-cumulative perpetual preferred stock (“Series C preferred stock”) with a par value of $0.01 per share and a dividend rate of 1.0% issued and outstanding. The Company issued the Series C preferred stock having a per share liquidation amount of $1,000 per share to the United States Treasury as part of the Small Business Lending Fund. The Series C preferred stock qualified as Tier 1 capital. A portion of the proceeds of the IPO were used to redeem the Series C preferred stock on January 4, 2016 at liquidation amount of $16,372.

Common stock

The Company’s articles of incorporation provide for the issuance of 45,000,000 shares of Class A voting common stock (“Class A common stock”) and 5,000,000 shares of Class B non-voting common stock (“Class B common stock”), both of which have a par value of $0.01.

The following table presents shares that were issued and were held in treasury or were outstanding at June 30, 2016 and December 31, 2015:

	June 30, 2016	December 31, 2015
Class A common stock – issued	8,593,027	8,421,060
Class A common stock – held in treasury	(1,271,043)	(1,271,043)

Class A common stock – outstanding	7,321,984	7,150,017

Class B common stock – issued	1,132,334	1,296,613
Class B common stock – held in treasury	(234,903)	(234,903)

Class B common stock – outstanding	897,431	1,061,710

Agreements with certain owners of Class B common stock require the Company to issue Class A common stock to replace an equal number of Class B common stock in the event of a future transfer from the owner to an unaffiliated party. The Class B common stock owner may require this exchange in certain stipulated transactions including the transfer of shares of Class B common stock to: (1) the Company or its bank subsidiary, (2) in a widespread public distribution, (3) a transfer in which no transferee receives two percent or more of any class of the Company’s voting securities, or (4) to a transferee that would control more than fifty percent of the Company’s voting securities without any transfer from the purchaser.

Restricted stock unit plan termination loans

In connection with the termination of the Company’s restricted stock unit plan (“RSUP”), 203,216 shares of Class A common stock were issued in May 2015 to employees with vested restricted stock units. Additional paid-in capital includes $224 of tax benefits in excess of those previously provided in connection with stock compensation expense. Also in connection with the termination of the RSUP, the Company agreed to loan electing participants an amount equal to each participant’s federal and state income tax withholding obligation associated with the stock issuance. These loans totaling $242 at June 30, 2016 and $242 at December 31, 2015, are collateralized with the shares received, have a maturity date of December 31, 2016 and an interest rate of 0.56%.

Accumulated other comprehensive income (loss)

At June 30, 2016 and December 31, 2015, accumulated other comprehensive income consisted of (i) the after tax effect of unrealized gains (losses) on available-for-sale securities and (ii) the after tax effect of unamortized unrealized gains (losses) on securities transferred from the available-for-sale designation to the held-to-maturity designation.

Components of accumulated other comprehensive income as of June 30, 2016 and December 31, 2015 were as follows:

	Available-for- Sale Securities	Held-to- Maturity Securities	Accumulated Other Comprehensive Income
June 30, 2016
Net unrealized or unamortized gains (losses)	$397	$(3,199)	$(2,802)
Tax effect	(152)	1,222	1,070

	$245	$(1,977)	$(1,732)

December 31, 2015
Net unrealized or unamortized gains (losses)	$(343)	$(3,491)	$(3,834)
Tax effect	128	1,335	1,463

	$(215)	$(2,156)	$(2,371)

NOTE 14 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company’s articles of incorporation provide for the issuance of 10,000,000 shares of preferred stock. At December 31, 2015 and 2014, there were 16,372 shares of senior non-cumulative perpetual preferred stock, Series C (the Series C preferred stock) issued and outstanding.

On August 11, 2011, as part of the Small Business Lending Fund (“SBLF”), the Company entered into an SBLF Purchase Agreement with the United States Treasury. Under the SBLF Purchase Agreement, the Company issued the Series C preferred stock having a per share liquidation amount of $1,000 per share. The Series C preferred stock qualifies as Tier 1 capital and pays quarterly dividends at a rate of 1.0% at December 31, 2015 and 2014. A portion of the proceeds of the IPO were used to redeem the Series C preferred stock on January 4, 2016 at liquidation amount of $16,372.

Common stock

The Company’s articles of incorporation provide for the issuance of 45,000,000 shares of Class A voting common stock (“Class A common stock”) and 5,000,000 shares of Class B non-voting common stock (“Class B common stock”), both of which have a par value of $0.01 per share. At December 31, 2015 and 2014, the following table presents shares that were issued and were held in treasury or were outstanding:

	2015	2014
Class A common stock – issued	8,421,060	6,003,844
Class A common stock – held in treasury	(1,271,043)	(1,271,043)

Class A common stock – outstanding	7,150,017	4,732,801

Class B common stock – issued	1,296,613	1,569,613
Class B common stock – held in treasury	(234,903)	(234,903)

Class B common stock – outstanding	1,061,710	1,334,710

Treasury stock is stated at cost, determined by the first-in, first-out method.

On November 16, 2015, the Company completed an initial public offering of 2,231,000 shares of Class A common stock at a price to the public of $22.50 per share. The Company sold 1,941,000 shares of its Class A common stock and the selling stockholders named in the registration statement sold 290,000 shares of the Company’s Class A common stock, which included 273,000 shares of Class A common stock that were issued upon the automatic conversion of an equal number of shares of Class B common stock as a result of the offering. Gross proceeds paid to the Company were $43,673. The Company’s net proceeds were $38,945 after subtraction of underwriting discounts and commissions and offering expenses. All shares issued and sold in the initial public offering were registered under the Securities Act pursuant to a Registration Statement on Form S-1, which was declared effective by the SEC on November 10, 2015.

Agreements with certain owners of Class B common stock require the Company to issue Class A common stock to replace an equal number of shares of Class B common stock in the event of a future transfer from the owner to an unaffiliated party. The Class B common stock owner may require this exchange in certain stipulated transactions including the transfer of shares of Class B common stock to: (1) the Company or its bank subsidiary, (2) in a widespread public distribution, (3) a transfer in which no transferee receives two percent or more of any class of the Company’s voting securities, or (4) to a transferee that would control more than fifty percent of the Company’s voting securities without any transfer from the purchaser.

Restricted stock unit plan termination loans

In connection with termination of the Company’s restricted stock unit plan (“RSUP”), 203,216 shares of Class A common stock were issued in May 2015 to employees with vested restricted stock units. Additional paid-in capital includes $224 of tax benefits in excess of those previously provided in connection with stock compensation expense. Also in connection with the termination of the RSUP, the Company agreed to loan electing participants an amount equal to each participant’s federal and state income tax withholding obligation associated with the stock issuance. These loans totaling $242 at December 31, 2015, are collateralized with the shares received, have a maturity date of December 31, 2016 and an interest rate of 0.56%.

Accumulated other comprehensive income (loss)

For the years ending December 31, 2015 and 2014, accumulated other comprehensive income consisted of (i) the after tax effect of unrealized gains (losses) on available-for-sale securities and (ii) the after tax effect of unamortized unrealized gains (losses) on securities transferred from the available-for-sale designation to the held-to-maturity designation.

Components of accumulated other comprehensive income as of December 31, 2015 and 2014 were as follows:

	Available-for-Sale Securities	Held-to-Maturity Securities	Accumulated Other Comprehensive Income
December 31, 2015
Net unrealized or unamortized gains (losses)	$(343)	$(3,491)	$(3,834)
Tax effect	128	1,335	1,463

	$(215)	$(2,156)	$(2,371)

December 31, 2014
Net unrealized or unamortized gains (losses)	$571	$(4,258)	$(3,687)
Tax effect	(222)	1,628	1,406

	$349	$(2,630)	$(2,281)